Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Malvern Funds
Entity Central Index Key	0000836906
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000118815
Shareholder Report [Line Items]
Fund Name	Short-Term Inflation-Protected Securities Index Fund
Class Name	ETF Shares
Trading Symbol	VTIP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Inflation-Protected Securities Index Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2024, the Fund performed in line with its benchmark, the Bloomberg U.S. 0–5 Year Treasury Inflation Protected Securities Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. The Bloomberg U.S. Aggregate Bond Index of investment-grade bonds returned about 11.6%.

  Bond prices and yields move in opposite directions, and short-term TIPS prices got a boost during the period from falling U.S. Treasury yields. The yield of the 2-year note, for example, fell to 3.64%, from 5.04% a year earlier.

  Inflation expectations cooled. The five-year break-even inflation rate—which implies the markets’ expectation for the annualized rate of inflation over the coming five years—ended the period at 2.07%. It started the Fund’s fiscal year at 2.22% and peaked during the period at 2.52%.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index	Bloomberg U.S. Aggregate Bond Index
2014	$10,000	$10,000	$10,000
2014	$9,851	$9,849	$10,179
2015	$9,884	$9,886	$10,343
2015	$9,935	$9,946	$10,169
2015	$9,874	$9,881	$10,294
2015	$9,837	$9,847	$10,235
2016	$10,015	$10,026	$10,546
2016	$10,098	$10,111	$10,779
2016	$10,125	$10,140	$10,829
2016	$10,104	$10,124	$10,506
2017	$10,174	$10,195	$10,592
2017	$10,120	$10,143	$10,745
2017	$10,165	$10,192	$10,836
2017	$10,187	$10,213	$10,879
2018	$10,207	$10,234	$10,720
2018	$10,258	$10,284	$10,703
2018	$10,268	$10,295	$10,705
2018	$10,241	$10,273	$10,880
2019	$10,415	$10,443	$11,200
2019	$10,582	$10,615	$11,545
2019	$10,623	$10,650	$11,807
2019	$10,736	$10,771	$11,828
2020	$10,659	$10,697	$12,200
2020	$10,939	$10,978	$12,554
2020	$11,126	$11,170	$12,632
2020	$11,270	$11,317	$12,716
2021	$11,392	$11,438	$12,287
2021	$11,584	$11,631	$12,512
2021	$11,736	$11,783	$12,518
2021	$11,869	$11,921	$12,520
2022	$11,835	$11,886	$11,777
2022	$11,701	$11,755	$11,224
2022	$11,394	$11,447	$10,691
2022	$11,533	$11,595	$10,891
2023	$11,794	$11,848	$11,214
2023	$11,715	$11,767	$11,119
2023	$11,767	$11,818	$10,760
2023	$12,066	$12,124	$11,493
2024	$12,167	$12,227	$11,404
2024	$12,345	$12,399	$11,411
2024	$12,654	$12,707	$12,004

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	7.53%	3.56%	2.38%
ETF Shares Market Price	7.52%	3.55%	2.38%
Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index	7.53%	3.60%	2.42%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

AssetsNet	$ 54,073,000,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,372,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of September 30, 2024)

Fund Net Assets (in millions)	$54,073
Number of Portfolio Holdings	28
Portfolio Turnover Rate	26%
Total Investment Advisory Fees (in thousands)	$1,372

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of September 30, 2024)

Less than 1 Year	20.3%
1 to 3 Years	36.7%
3 to 5 Years	42.5%
Other Assets and Liabilities—Net	0.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000118814
Shareholder Report [Line Items]
Fund Name	Short-Term Inflation-Protected Securities Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VTAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Inflation-Protected Securities Index Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2024, the Fund performed in line with its benchmark, the Bloomberg U.S. 0–5 Year Treasury Inflation Protected Securities Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. The Bloomberg U.S. Aggregate Bond Index of investment-grade bonds returned about 11.6%.

  Bond prices and yields move in opposite directions, and short-term TIPS prices got a boost during the period from falling U.S. Treasury yields. The yield of the 2-year note, for example, fell to 3.64%, from 5.04% a year earlier.

  Inflation expectations cooled. The five-year break-even inflation rate—which implies the markets’ expectation for the annualized rate of inflation over the coming five years—ended the period at 2.07%. It started the Fund’s fiscal year at 2.22% and peaked during the period at 2.52%.

Line Graph [Table Text Block]
	Admiral Shares	Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index	Bloomberg U.S. Aggregate Bond Index
2014	$10,000	$10,000	$10,000
2014	$9,854	$9,849	$10,179
2015	$9,886	$9,886	$10,343
2015	$9,939	$9,946	$10,169
2015	$9,878	$9,881	$10,294
2015	$9,838	$9,847	$10,235
2016	$10,017	$10,026	$10,546
2016	$10,102	$10,111	$10,779
2016	$10,127	$10,140	$10,829
2016	$10,105	$10,124	$10,506
2017	$10,175	$10,195	$10,592
2017	$10,121	$10,143	$10,745
2017	$10,167	$10,192	$10,836
2017	$10,188	$10,213	$10,879
2018	$10,209	$10,234	$10,720
2018	$10,258	$10,284	$10,703
2018	$10,268	$10,295	$10,705
2018	$10,242	$10,273	$10,880
2019	$10,417	$10,443	$11,200
2019	$10,585	$10,615	$11,545
2019	$10,623	$10,650	$11,807
2019	$10,738	$10,771	$11,828
2020	$10,660	$10,697	$12,200
2020	$10,938	$10,978	$12,554
2020	$11,124	$11,170	$12,632
2020	$11,272	$11,317	$12,716
2021	$11,393	$11,438	$12,287
2021	$11,583	$11,631	$12,512
2021	$11,733	$11,783	$12,518
2021	$11,864	$11,921	$12,520
2022	$11,834	$11,886	$11,777
2022	$11,695	$11,755	$11,224
2022	$11,390	$11,447	$10,691
2022	$11,529	$11,595	$10,891
2023	$11,791	$11,848	$11,214
2023	$11,709	$11,767	$11,119
2023	$11,764	$11,818	$10,760
2023	$12,058	$12,124	$11,493
2024	$12,161	$12,227	$11,404
2024	$12,339	$12,399	$11,411
2024	$12,642	$12,707	$12,004

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	7.46%	3.54%	2.37%
Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index	7.53%	3.60%	2.42%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

AssetsNet	$ 54,073,000,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,372,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of September 30, 2024)

Fund Net Assets (in millions)	$54,073
Number of Portfolio Holdings	28
Portfolio Turnover Rate	26%
Total Investment Advisory Fees (in thousands)	$1,372

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of September 30, 2024)

Less than 1 Year	20.3%
1 to 3 Years	36.7%
3 to 5 Years	42.5%
Other Assets and Liabilities—Net	0.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000118816
Shareholder Report [Line Items]
Fund Name	Short-Term Inflation-Protected Securities Index Fund
Class Name	Institutional Shares
Trading Symbol	VTSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Inflation-Protected Securities Index Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2024, the Fund performed in line with its benchmark, the Bloomberg U.S. 0–5 Year Treasury Inflation Protected Securities Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. The Bloomberg U.S. Aggregate Bond Index of investment-grade bonds returned about 11.6%.

  Bond prices and yields move in opposite directions, and short-term TIPS prices got a boost during the period from falling U.S. Treasury yields. The yield of the 2-year note, for example, fell to 3.64%, from 5.04% a year earlier.

  Inflation expectations cooled. The five-year break-even inflation rate—which implies the markets’ expectation for the annualized rate of inflation over the coming five years—ended the period at 2.07%. It started the Fund’s fiscal year at 2.22% and peaked during the period at 2.52%.

Line Graph [Table Text Block]
	Institutional Shares	Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index	Bloomberg U.S. Aggregate Bond Index
2014	$5,000,000	$5,000,000	$5,000,000
2014	$4,928,353	$4,924,481	$5,089,712
2015	$4,942,596	$4,943,208	$5,171,483
2015	$4,969,049	$4,972,857	$5,084,467
2015	$4,940,562	$4,940,644	$5,147,040
2015	$4,920,213	$4,923,419	$5,117,703
2016	$5,009,746	$5,012,760	$5,272,871
2016	$5,052,477	$5,055,321	$5,389,599
2016	$5,066,721	$5,069,938	$5,414,297
2016	$5,056,205	$5,061,929	$5,253,193
2017	$5,091,076	$5,097,295	$5,296,098
2017	$5,066,461	$5,071,617	$5,372,635
2017	$5,089,024	$5,095,840	$5,418,223
2017	$5,098,053	$5,106,308	$5,439,253
2018	$5,108,466	$5,117,148	$5,359,795
2018	$5,135,520	$5,141,912	$5,351,310
2018	$5,140,722	$5,147,504	$5,352,334
2018	$5,128,029	$5,136,389	$5,439,871
2019	$5,215,524	$5,221,440	$5,599,958
2019	$5,298,037	$5,307,554	$5,772,417
2019	$5,319,456	$5,324,792	$5,903,406
2019	$5,375,062	$5,385,504	$5,914,048
2020	$5,338,067	$5,348,512	$6,100,243
2020	$5,477,340	$5,489,017	$6,276,880
2020	$5,571,262	$5,585,088	$6,315,751
2020	$5,643,028	$5,658,380	$6,357,994
2021	$5,704,186	$5,718,868	$6,143,571
2021	$5,801,720	$5,815,636	$6,255,983
2021	$5,876,953	$5,891,663	$6,259,222
2021	$5,943,196	$5,960,596	$6,259,951
2022	$5,925,754	$5,943,012	$5,888,485
2022	$5,859,089	$5,877,381	$5,612,108
2022	$5,704,169	$5,723,333	$5,345,399
2022	$5,776,499	$5,797,366	$5,445,523
2023	$5,908,196	$5,924,159	$5,606,821
2023	$5,867,583	$5,883,583	$5,559,482
2023	$5,892,847	$5,908,767	$5,379,845
2023	$6,043,067	$6,062,217	$5,746,597
2024	$6,094,674	$6,113,494	$5,702,020
2024	$6,181,628	$6,199,480	$5,705,733
2024	$6,336,451	$6,353,472	$6,002,211

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	7.53%	3.56%	2.40%
Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index	7.53%	3.60%	2.42%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

AssetsNet	$ 54,073,000,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,372,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of September 30, 2024)

Fund Net Assets (in millions)	$54,073
Number of Portfolio Holdings	28
Portfolio Turnover Rate	26%
Total Investment Advisory Fees (in thousands)	$1,372

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of September 30, 2024)

Less than 1 Year	20.3%
1 to 3 Years	36.7%
3 to 5 Years	42.5%
Other Assets and Liabilities—Net	0.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000118817
Shareholder Report [Line Items]
Fund Name	Short-Term Inflation-Protected Securities Index Fund
Class Name	Investor Shares
Trading Symbol	VTIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Inflation-Protected Securities Index Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2024, the Fund performed in line with its benchmark, the Bloomberg U.S. 0–5 Year Treasury Inflation Protected Securities Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. The Bloomberg U.S. Aggregate Bond Index of investment-grade bonds returned about 11.6%.

  Bond prices and yields move in opposite directions, and short-term TIPS prices got a boost during the period from falling U.S. Treasury yields. The yield of the 2-year note, for example, fell to 3.64%, from 5.04% a year earlier.

  Inflation expectations cooled. The five-year break-even inflation rate—which implies the markets’ expectation for the annualized rate of inflation over the coming five years—ended the period at 2.07%. It started the Fund’s fiscal year at 2.22% and peaked during the period at 2.52%.

Line Graph [Table Text Block]
	Investor Shares	Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index	Bloomberg U.S. Aggregate Bond Index
2014	$10,000	$10,000	$10,000
2014	$9,848	$9,849	$10,179
2015	$9,880	$9,886	$10,343
2015	$9,929	$9,946	$10,169
2015	$9,864	$9,881	$10,294
2015	$9,827	$9,847	$10,235
2016	$10,002	$10,026	$10,546
2016	$10,084	$10,111	$10,779
2016	$10,108	$10,140	$10,829
2016	$10,082	$10,124	$10,506
2017	$10,147	$10,195	$10,592
2017	$10,094	$10,143	$10,745
2017	$10,139	$10,192	$10,836
2017	$10,154	$10,213	$10,879
2018	$10,175	$10,234	$10,720
2018	$10,224	$10,284	$10,703
2018	$10,232	$10,295	$10,705
2018	$10,204	$10,273	$10,880
2019	$10,374	$10,443	$11,200
2019	$10,540	$10,615	$11,545
2019	$10,575	$10,650	$11,807
2019	$10,688	$10,771	$11,828
2020	$10,606	$10,697	$12,200
2020	$10,883	$10,978	$12,554
2020	$11,066	$11,170	$12,632
2020	$11,206	$11,317	$12,716
2021	$11,325	$11,438	$12,287
2021	$11,516	$11,631	$12,512
2021	$11,662	$11,783	$12,518
2021	$11,790	$11,921	$12,520
2022	$11,753	$11,886	$11,777
2022	$11,618	$11,755	$11,224
2022	$11,311	$11,447	$10,691
2022	$11,447	$11,595	$10,891
2023	$11,705	$11,848	$11,214
2023	$11,621	$11,767	$11,119
2023	$11,674	$11,818	$10,760
2023	$11,963	$12,124	$11,493
2024	$12,062	$12,227	$11,404
2024	$12,236	$12,399	$11,411
2024	$12,540	$12,707	$12,004

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	7.42%	3.47%	2.29%
Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index	7.53%	3.60%	2.42%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

AssetsNet	$ 54,073,000,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,372,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of September 30, 2024)

Fund Net Assets (in millions)	$54,073
Number of Portfolio Holdings	28
Portfolio Turnover Rate	26%
Total Investment Advisory Fees (in thousands)	$1,372

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of September 30, 2024)

Less than 1 Year	20.3%
1 to 3 Years	36.7%
3 to 5 Years	42.5%
Other Assets and Liabilities—Net	0.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000166997
Shareholder Report [Line Items]
Fund Name	Emerging Markets Bond Fund
Class Name	Admiral™ Shares
Trading Symbol	VEGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Emerging Markets Bond Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$44	0.40%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2024, the Fund outperformed its benchmark, the JP Morgan EMBI Global Diversified Index.

  Global economic growth appeared relatively stable at around 3% during the period and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. The Bloomberg Global Aggregate Index of investment-grade bonds returned about 12%.

  In late 2023, our down-in-quality positioning paid off as yields on emerging-market high-yield sovereign bonds narrowed relative to yields of investment-grade sovereign bonds. And in early 2024, we benefited from a wave of issuance to add exposure to higher-quality sovereign bonds at attractive levels.

Line Graph [Table Text Block]
	Admiral Shares	JP Morgan EMBI Global Diversified Index
12/6/17	$50,000	$50,000
12/31/17	$50,216	$50,185
3/31/18	$50,020	$49,309
6/30/18	$48,975	$47,562
9/30/18	$50,458	$48,657
12/31/18	$49,865	$48,047
3/31/19	$54,187	$51,387
6/30/19	$56,583	$53,482
9/30/19	$57,283	$54,287
12/31/19	$58,773	$55,271
3/31/20	$52,741	$47,875
6/30/20	$61,232	$53,745
9/30/20	$63,518	$54,989
12/31/20	$67,687	$58,177
3/31/21	$65,030	$55,536
6/30/21	$67,789	$57,790
9/30/21	$67,348	$57,386
12/31/21	$66,846	$57,133
3/31/22	$61,402	$51,407
6/30/22	$54,393	$45,529
9/30/22	$52,942	$43,450
12/31/22	$58,144	$46,973
3/31/23	$59,621	$47,848
6/30/23	$61,138	$48,893
9/30/23	$60,591	$47,801
12/31/23	$66,169	$52,182
3/31/24	$67,825	$53,245
6/30/24	$67,973	$53,406
9/30/24	$72,140	$56,693

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 12/6/2017
Admiral Shares	19.06%	4.72%	5.52%
JP Morgan EMBI Global Diversified Index	18.60%	0.87%	1.86%

AssetsNet	$ 3,646,000,000
Holdings Count | Holding	333
Advisory Fees Paid, Amount	$ 515,000
InvestmentCompanyPortfolioTurnover	137.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of September 30, 2024)

Fund Net Assets (in millions)	$3,646
Number of Portfolio Holdings	333
Portfolio Turnover Rate	137%
Total Investment Advisory Fees (in thousands)	$515

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of September 30, 2024)

Asia	24.0%
South America	23.9%
North America	19.5%
Africa	13.1%
Europe	12.4%
Other Assets and Liabilities—Net	7.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000166998
Shareholder Report [Line Items]
Fund Name	Emerging Markets Bond Fund
Class Name	Investor Shares
Trading Symbol	VEMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Emerging Markets Bond Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2024, the Fund outperformed its benchmark, the JP Morgan EMBI Global Diversified Index.

  Global economic growth appeared relatively stable at around 3% during the period and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. The Bloomberg Global Aggregate Index of investment-grade bonds returned about 12%.

  In late 2023, our down-in-quality positioning paid off as yields on emerging-market high-yield sovereign bonds narrowed relative to yields of investment-grade sovereign bonds. And in early 2024, we benefited from a wave of issuance to add exposure to higher-quality sovereign bonds at attractive levels.

Line Graph [Table Text Block]
	Investor Shares	JP Morgan EMBI Global Diversified Index
3/10/16	$10,000	$10,000
3/31/16	$10,154	$10,192
6/30/16	$10,746	$10,703
9/30/16	$11,351	$11,136
12/31/16	$10,936	$10,688
3/31/17	$11,427	$11,101
6/30/17	$11,752	$11,350
9/30/17	$12,147	$11,649
12/31/17	$12,395	$11,784
3/31/18	$12,343	$11,578
6/30/18	$12,074	$11,168
9/30/18	$12,437	$11,425
12/31/18	$12,286	$11,282
3/31/19	$13,352	$12,066
6/30/19	$13,932	$12,558
9/30/19	$14,104	$12,747
12/31/19	$14,462	$12,978
3/31/20	$12,972	$11,241
6/30/20	$15,064	$12,620
9/30/20	$15,608	$12,912
12/31/20	$16,629	$13,660
3/31/21	$15,978	$13,040
6/30/21	$16,645	$13,570
9/30/21	$16,531	$13,475
12/31/21	$16,403	$13,415
3/31/22	$15,055	$12,071
6/30/22	$13,338	$10,691
9/30/22	$12,975	$10,202
12/31/22	$14,242	$11,030
3/31/23	$14,604	$11,235
6/30/23	$14,965	$11,480
9/30/23	$14,831	$11,224
12/31/23	$16,185	$12,253
3/31/24	$16,586	$12,502
6/30/24	$16,605	$12,540
9/30/24	$17,631	$13,312

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 3/10/2016
Investor Shares	18.88%	4.57%	6.85%
JP Morgan EMBI Global Diversified Index	18.60%	0.87%	3.40%

AssetsNet	$ 3,646,000,000
Holdings Count | Holding	333
Advisory Fees Paid, Amount	$ 515,000
InvestmentCompanyPortfolioTurnover	137.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of September 30, 2024)

Fund Net Assets (in millions)	$3,646
Number of Portfolio Holdings	333
Portfolio Turnover Rate	137%
Total Investment Advisory Fees (in thousands)	$515

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of September 30, 2024)

Asia	24.0%
South America	23.9%
North America	19.5%
Africa	13.1%
Europe	12.4%
Other Assets and Liabilities—Net	7.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature